Acquisition and Disposition Activity	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition and Disposition Activity

NOTE 4 –ACQUISITION AND DISPOSITION ACTIVITY

Completed Acquisitions

Acquisition of Certain Assets and Liabilities of Trust One Bank

On January 17, 2014, IBERIABANK acquired certain assets and assumed certain liabilities of the Memphis, Tennessee operations of Trust One Bank, a division of Synovus Bank. Under terms of the agreement, IBERIABANK received $91.6 million in cash to acquire four Trust One-Memphis branches in the Memphis, Tennessee market, which resulted in goodwill of $8.6 million. With this acquisition, IBERIABANK expanded its presence in the Memphis, Tennessee MSA through the addition of four branches and an experienced in-market team that enhances IBERIABANK’s ability to compete in that market.

Acquisition of Teche Holding Company

On May 31, 2014, the Company acquired Teche, the holding company of Teche Federal Bank, a New Iberia, Louisiana-based commercial bank servicing south Louisiana. Under terms of the agreement, for each share of Teche stock outstanding, Teche shareholders received 1.162 shares of the Company’s common stock, as well as a cash payment for any fractional share and unexercised options to purchase Teche common stock. The Company acquired all of the outstanding common stock of the former Teche shareholders for total consideration of $156.7 million, which resulted in goodwill of $80.4 million, as shown in the table below. With this acquisition, IBERIABANK expanded its presence in the Acadiana region of Louisiana through the addition of 20 branches and an experienced in-market team that enhances IBERIABANK’s ability to compete in that market. The Company projects cost savings will be recognized in future periods through the elimination of redundant operations. The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,498,007	$156,026

Total equity consideration		156,026

Non-Equity consideration
Cash		714

Total consideration paid		156,740
Fair value of net assets assumed including identifiable intangible assets		76,311

Goodwill		$80,429

Acquisition of First Private Holdings, Inc.

On June 30, 2014, the Company acquired First Private, the holding company of First Private Bank of Texas, a Dallas, Texas-based commercial bank with four branch locations, including two mobile branches. Under terms of the agreement, for each share of First Private stock outstanding, First Private shareholders received 0.27 of a share of the Company’s common stock, as well as a cash payment for any fractional share. The Company acquired all of the outstanding common stock of the former First Private shareholders for total consideration of $58.6 million, which resulted in goodwill of $26.3 million, as shown in the table below. With this acquisition, IBERIABANK expanded its presence into the Dallas, Texas MSA through the addition of branches and an experienced in-market team. The Company projects cost savings will be recognized in future periods through the elimination of redundant operations. The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	847,509	$58,639

Total equity consideration		58,639

Non-Equity consideration
Cash		1

Total consideration paid		58,640
Fair value of net assets assumed including identifiable intangible assets		32,387

Goodwill		$26,253

The Company accounted for the aforementioned business combinations under the acquisition method in accordance with ASC Topic 805. Accordingly, the purchase price is allocated to the fair value of the assets acquired and liabilities assumed as of the date of acquisition. The following purchase price allocations on these acquisitions are preliminary and will be finalized upon the receipt of final valuations on certain assets and liabilities. Upon receipt of final fair value estimates, which must be within one year of the acquisition dates, the Company will make any final adjustments to the purchase price allocation and retrospectively adjust any goodwill recorded. Material adjustments to acquisition date estimated fair values would be recorded in the period in which the acquisition occurred, and as a result, previously reported results are subject to change. Information regarding the Company’s loan discount and related deferred tax asset, core deposit intangible asset and related deferred tax liability, as well as income taxes payable and the related deferred tax balances recorded in the acquisitions may be adjusted as the Company refines its estimates. Determining the fair value of assets and liabilities, particularly illiquid assets and liabilities, is a complicated process involving significant judgment regarding estimates and assumptions used to calculate estimated fair value. Fair value adjustments based on updated estimates could materially affect the goodwill recorded on the acquisition. The Company may incur losses on the acquired loans that are materially different from losses the Company originally projected.

The acquired assets and liabilities, as well as the preliminary adjustments to record the assets and liabilities at their estimated fair values, are presented in the following tables.

Trust One- Memphis	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK

(Dollars in thousands)
Assets
Cash and cash equivalents	$92,060	$—		$92,060
Loans	88,179	(1,726	) (1)	86,453
Other real estate owned	1,325	—		1,325
Core deposit intangible	—	2,597	(2)	2,597
Other assets	368	—		368

Total Assets	$181,932	$871		$182,803

Liabilities
Interest-bearing deposits	$164,942	$—		$164,942
Non-interest-bearing deposits	26,373	—		26,373
Deferred tax liability	—	—		—
Other liabilities	84	—		84

Total Liabilities	$191,399	$—		$191,399

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Trust One-Memphis loans to their estimated fair value based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.
(2)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

Teche	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK

(Dollars in thousands)
Assets
Cash and cash equivalents	$71,611	$—		$71,611
Investment securities	24,077	1,092	(1)	25,169
Loans	716,327	(15,869	) (2)	700,458
Other real estate owned	329	(153	) (3)	176
Core deposit intangible	—	7,440	(4)	7,440
Deferred tax asset	1,057	4,835	(5)	5,892
Other assets	56,730	(5,653	) (6)	51,077

Total Assets	$870,131	$(8,308)		$861,823

Liabilities
Interest-bearing deposits	$520,446	$902	(7)	$521,348
Non-interest-bearing deposits	118,256	—		118,256
Borrowings	134,228	6,304	(8)	140,532
Other liabilities	5,376	—		5,376

Total Liabilities	$778,306	$7,206		$785,512

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Teche’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The amount represents the adjustment of the book value of Teche loans to their estimated fair value based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.
(3)	The amount represents the adjustment to the book value of Teche’s OREO to their estimated fair value on the date of acquisition.
(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.
(5)	The amount represents the deferred tax asset recognized on the fair value adjustment of Teche acquired assets and assumed liabilities.
(6)	The amount represents the adjustment of the book value of Teche’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value, as well as the fair value of mortgage servicing rights created in the acquisition.
(7)	The adjustment is necessary because the weighted average interest rate of Teche’s deposits exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce future interest expense over the life of the portfolio, which is estimated at 85 months.
(8)	The adjustment represents the adjustment of the book value of Teche’s borrowings to their estimated fair value based on current interest rates and the credit characteristics inherent in the liability.

First Private	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK

(Dollars in thousands)
Assets
Cash and cash equivalents	$26,621	$—		$26,621
Investment securities	18,920	297	(1)	19,217
Loans	300,177	(910	) (2)	299,267
Other real estate owned	—	—		—
Core deposit intangible	—	506	(3)	506
Deferred tax asset	530	122	(4)	652
Other assets	5,148	—		5,148

Total Assets	$351,396	$15		$351,411

Liabilities
Interest-bearing deposits	$261,713	$220	(5)	$261,933
Non-interest-bearing deposits	50,334	—		50,334
Borrowings	6,451	—		6,451
Other liabilities	306	—		306

Total Liabilities	$318,804	$220		$319,024

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of First Private’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The amount represents the adjustment of the book value of First Private loans to their estimated fair value based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.
(3)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.
(4)	The amount represents the deferred tax asset recognized on the fair value adjustment of First Private acquired assets and assumed liabilities.
(5)	The adjustment is necessary because the weighted average interest rate of First Private’s deposits exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce future interest expense over the life of the portfolio, which is estimated at 39 months.

Acquisitions of LTC

On February 24, 2014, the Company’s subsidiary, LTC, acquired The Title Company, LLC. Under terms of the agreement, LTC paid $0.4 million in cash to acquire a title office in Baton Rouge, Louisiana, which resulted in goodwill of $0.2 million.

On May 1, 2014, LTC acquired Louisiana Abstract and Title, LLC. Under terms of the agreement, LTC paid $0.2 million in cash to acquire a title office in Shreveport, Louisiana, which resulted in goodwill of $0.2 million. In addition, the agreement provides for potential additional cash consideration based on earnings over a four-year period after the acquisition.

The acquisitions were accounted for under the acquisition method of accounting in accordance with ASC Topic 805. Purchased assets were recorded at their acquisition date fair values. Identifiable intangible assets were recorded at fair value. Because the consideration paid, including contingent consideration, was greater than the fair value of the acquired net assets, the Company recorded goodwill as part of the acquisitions. The goodwill recognized was the result of LTC’s expanded presence into the Baton Rouge and Shreveport Louisiana MSAs and experienced in-market teams that enhance its ability to compete in those markets. As part of the acquisitions, LTC also acquired or created the following other assets:

(Dollars in thousands)	The Title Company LLC	Louisiana Abstract and Title LLC
Goodwill	$221	$155
Non-compete agreement	63	100
Title plant	14	9
Other intangible assets	75	130
Other assets	3	6

Total Assets	$376	$400

Pending Acquisitions

Acquisition of Florida Bank Group, Inc.

During the fourth quarter of 2014, the Company announced the signing of a definitive agreement pursuant to which IBERIABANK will acquire Florida Bank Group, Inc. (“Florida Bank Group”). The proposed acquisition of Florida Bank Group has been approved by the Board of Directors of each company, Florida Bank Group’s shareholders, and the Company’s regulators, and closed on February 28, 2015.

Under the terms of the agreement, Florida Bank Group shareholders will receive a combination of cash and shares of the Company’s common stock. Florida Bank Group shareholders will receive cash equal to $7.81 per share of then outstanding Florida Bank Group common stock, including shares of preferred stock that will convert to common shares in the acquisition. Each Florida Bank Group common share will be exchanged for 0.149 share of the Company’s common stock. All unexercised Florida Bank Group stock options, whether or not vested, will be cashed out.

Acquisition of Old Florida Bancshares, Inc.

During the fourth quarter of 2014, the Company announced the signing of a definitive agreement pursuant to which IBERIABANK will acquire Old Florida Bancshares, Inc. (“Old Florida”), holding company of Old Florida Bank and New Traditions Bank. The proposed acquisition has been approved by the Board of Directors of each company, Old Florida’s shareholders, and the Company’s regulators, and is expected to close on March 31, 2015.

Under the terms of the agreement, Old Florida shareholders will receive 0.34 share of the Company’s common stock for each of the Old Florida common stock shares outstanding, subject to certain market price adjustments provided for in the agreement. All unexercised Old Florida stock options, whether or not vested, will be cashed out.

Acquisition of Georgia Commerce Bancshares, Inc.

During the fourth quarter of 2014, the Company announced the signing of a definitive agreement pursuant to which IBERIABANK will acquire Georgia Commerce Bancshares, Inc. (“Georgia Commerce”), holding company of Georgia Commerce Bank. The proposed acquisition has been approved by the Board of Directors of each company and the Company’s regulators and is expected to close in the first half of 2015, subject to customary closing conditions, including the receipt of the approval of Georgia Commerce’s shareholders.

Supplemental unaudited pro forma information

The following unaudited pro forma information for the year ended December 31, 2013 reflects the Company’s estimated consolidated results of operations as if the acquisitions of Trust One-Memphis, Teche, and First Private occurred at January 1, 2013, unadjusted for potential cost savings and preliminary purchase price adjustments.

(Dollars in thousands, except per share data)	2013	2012
Interest and non-interest income	$669,607	$687,279
Net income	74,624	86,473
Earnings per share - basic	2.26	2.63
Earnings per share - diluted	2.26	2.63

The Company’s consolidated financial statements as of and for the year ended December 31, 2014 include the operating results of the acquired assets and assumed liabilities for the days subsequent to the respective acquisition dates. Due to the system conversion of the acquired entities throughout the current year and subsequent integration of the operating activities of the acquired branches into existing Company markets, historical reporting for the former Trust One-Memphis, Teche, and First Private branches is impracticable and thus disclosure of the revenue from the assets acquired and income before income taxes is impracticable for the period subsequent to acquisition.

Under the terms of the agreement, Georgia Commerce shareholders will receive 0.6134 share of the Company’s common stock for each of the Georgia Commerce common stock shares outstanding, subject to certain market price adjustments provided for in the agreement. All unexercised Georgia Commerce stock options, whether or not vested, will be cashed out.

Branch Dispositions

In 2012, the Company closed ten branches as part of its ongoing business strategy, which includes a periodic review of its branch network to maximize shareholder return. In 2013, the Company closed or consolidated an additional 14 branches. As part of these branch closures, the Company incurred various disposal costs during the years ended December 31, 2013 and 2012, including personnel termination costs, contract termination costs, and fixed asset disposals. The following table shows the costs the Company incurred that are included in its consolidated statements of comprehensive income for the years indicated. Costs associated with branch dispositions for the year ended December 31, 2014 were immaterial.

	For the Years Ended December 31
(Dollars in thousands)	2013	2012
Employee termination	$299	$477
Accelerated depreciation	1,033	576
Contract termination	659	20
Impairment	4,941	2,743

	$6,932	$3,816